Personnel expenses	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Personnel expenses
4.	Personnel expenses

	Note	2023	2022	2021

Salaries and short-term employee benefits		$24,934	$22,049	$11,480

Post-employment benefits		1,833	1,346	644

Share-based compensation	20(f),(h)	2,109	3,604	1,651

Termination benefits		2,006	566	209

		$30,882	$27,565	$13,984

In fiscal 2023, $1,963 was recorded in termination benefits for severance and other expenses. Refer to note 16(a).
In fiscal
 2022, $
457
was
recorded in termination benefits for severance and other expenses associated with the return to TaiMed of the commercial rights to Trogarzo
®
in Europe
.